Consolidated statements of financial position - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Current assets
Cash and cash equivalents	$ 11,156	$ 12,702
Trade and other receivables	21,905	23,943
Inventories	17,970	17,426
Income tax receivable	3,192	0
Contract assets	1,762	1,225
Derivative assets	1,218	648
Other current assets	4,420	4,364
Total current assets	61,623	60,308
Non-current assets
Property and equipment	9,152	10,274
Right-of-use assets	13,152	16,974
Intangible assets	157,437	191,369
Development costs	6,569	2,861
Deferred income tax assets	3,210	2,762
Goodwill	187,502	210,009
Contract assets	2,911	2,567
Derivative assets	768	700
Other non-current assets	422	709
Assets	442,746	498,533
Current liabilities
Accounts payable and accrued liabilities	24,077	28,568
Provisions	237	200
Sales tax payable	5,594	5,895
Income tax payable	61	1,885
Consideration payable	1,894	8,986
Operating facility and loans	17,700	17,700
Contract liabilities	10,909	11,580
Lease obligations on right-of-use assets	2,719	3,592
Total current liabilities	63,191	78,406
Long term liabilities
Consideration payable	0	3,782
Operating facility and loans	83,125	86,925
Contract liabilities	3,642	3,487
Non-current lease obligations on right-of-use assets	11,612	14,397
Deferred income tax liabilities	14,295	16,657
Other non-current liabilities	766	1,071
Liabilities	176,631	204,725
Shareholders’ equity
Share capital	379,924	203,032
Shares to be issued	0	179,132
Contributed surplus	18,132	15,055
Accumulated other comprehensive income	1,335	839
Accumulated deficit	(133,276)	(104,250)
Total shareholders' equity	266,115	293,808
Total liabilities and shareholders' equity	$ 442,746	$ 498,533